Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 6:-	SUBSEQUENT EVENTS

a.	On July 3, 2024, the Company’s shareholders meeting approved the increase of the Company’s authorized share capital by an additional 5,000,000,000 ordinary shares such that following the increase, the authorized share capital shall be 10,000,000,000 ordinary shares.

b.	On August 8, 2024, the Company entered into an inducement offer letter with a certain existing warrants holder, according to which, the holder exercised warrants exercisable for an aggregate of 857,142,900 ordinary shares (represented by 2,857,143 ADSs) for an exercise price of $0.00583 per share (or $1.75 per ADS), totaling $5 million in gross consideration. As part of the inducement letter, the Company issued to the holder new warrants to purchase 1,714,285,800 of the Company’s ordinary shares (represented by 5,714,286 ADSs) for an exercise price of $0.0075 per share (or $2.25 per ADS). The Company also issued to its placement agent new warrants exercisable into 60,000,000 ordinary shares (represented by 200,000 ADSs) at an exercise price of $0.00729167 per share or ($2.1875 per ADS).